SEGMENT INFORMATION - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 433,893	$ 476,659	$ 313,564
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	153,164	168,773	128,868
Singapore
Disclosure Of Geographical Areas [Line Items]
Revenue	118,789	95,116	44,477
Australia
Disclosure Of Geographical Areas [Line Items]
Revenue	60,299	67,652	45,161
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	82,187	118,219	77,411
India
Disclosure Of Geographical Areas [Line Items]
Revenue	779	1,248	2,860
Southeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	18,663	25,643	14,774
Northeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 12	$ 8	$ 13